Fair Value Measurements - Assets Measured at Fair Value on a Recurring Basis by Fair Value Hierarchy (Detail) - Fair Value Measurement on a Recurring Basis [Member] - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [Line Items]
Financial assets	¥ 17,256	¥ 15,466
Financial liabilities	486
Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets	1,574	2,346
Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets	15,682	13,120
Financial liabilities	486
Put Option Liabilities [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial liability at fair value through profit or loss	486
Put Option Liabilities [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial assets	486
Financial liability at fair value through profit or loss	486
Conversion right and redemption right of preferred stock [member]
Disclosure of fair value measurement of assets [Line Items]
Financial asset at fair value through profit or loss	1,862	325
Conversion right and redemption right of preferred stock [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Financial asset at fair value through profit or loss	1,862	325
Financial assets	1,862	325	¥ 871
Listed Equity Investments [Member]
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets	1,574	2,346
Listed Equity Investments [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets	1,574	2,346
Private equity and other financial instruments [Member]
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets	13,820	12,795
Private equity and other financial instruments [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Available-for-sale financial assets	13,820	12,795
Financial assets	¥ 13,820	¥ 12,795	¥ 13,648